Financial instruments	18 Months Ended
Oct. 31, 2018
Financial instruments [Abstract]
Financial instruments
29 Financial instruments

The table below sets out the values of financial assets and liabilities.

	Financial October 31, 2018		Non- financial October 31, 2018		Total October 31, 2018		Financial April 30, 2017		Non- financial April 30, 2017		Total April 30, 2017
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
Financial assets

Non-current
Derivative financial instruments – Interest rate swaps (note 29)		-		86,381		86,381		-		-		-
Current
Cash and cash equivalents (note 18)		620,896		-		620,896		150,983		-		150,983
Trade and other receivables (note 17)		1,212,067		59,966		1,272,033		263,626		25,883		289,509
		1,832,963		146,347		1,979,310		414,609		25,883		440,492

	Financial October 31, 2018		Non- financial October 31, 2018		Total October 31, 2018		Financial April 30, 2017		Non-financial April 30, 2017		Total April 30, 2017
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
Financial liabilities – financial liabilities at amortized cost

Non-current
Borrowings (note 21		4,946,566		-		4,946,566		1,511,400		-		1,511,400
Finance leases (note 22)		14,923		-		14,923		-		-		-
Provisions (note 26)		35,421		-		35,421		11,837		100		11,937
Current
Borrowings (note 21)		50,347		-		50,347		83,788		-		83,788
Finance leases (note 22)		13,560		-		13,560		-		-		-
Trade and other payables (note 20)		676,917		-		676,917		16,891		153,151		170,042
Provisions (note 26)		57,411		-		57,411		4,406		15,736		20,142
		5,795,145		-		5,795,145		1,628,322		168,987		1,797,309

Fair value measurement
For trade and other receivables, cash and cash equivalents, trade and other payables, obligations under finance leases and provisions, fair values approximate to book values due to the short maturity periods of these financial instruments. For trade and other receivables, allowances are made within book value for credit risk.

Derivative financial instruments measured at fair value, are classified as level 2 in the fair value measurement hierarchy, as they have been determined using significant inputs based on observable market data. The fair values of interest rate derivatives are derived from forward interest rates based on yield curves observable at the balance sheet date together with the contractual interest rates.

There were no transfers of assets or liabilities between levels of the fair value hierarchy during the period.

Credit risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at October 31, 2018 was:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Trade receivables (note 17)		1,212,067		263,626
Cash and cash equivalents (note 18)		620,896		150,983
Total		1,832,963		414,609

Market risk
The Group’s treasury function aims to reduce exposures to interest rate, foreign exchange and other financial risks, to ensure liquidity is available as and when required, and to invest cash assets safely and profitably. The Group does not engage in speculative trading in financial instruments. The treasury function’s policies and procedures are reviewed and monitored by the audit committee and are subject to internal audit review.

Derivative Financial Instruments
Derivatives are only used for economic hedging purposes and not as speculative investments. Four interest rate swaps are in place with a total notional value of $2.25 billion to hedge against the impact of expected rises in interest rates until 30 September 2022. The notional value covers 50.4% of the dollar loan principal outstanding for the Group.

The terms of the swap involve the Group in paying a fixed interest rate of 1.94% and the Group receiving a variable rate in line with LIBOR. The swap contracts require settlement of net interest receivable or payable on a monthly basis. For the period to October 31, 2018, net expense for the swaps amounted to $3.4m.

Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic effectiveness assessments (adjusted for credit risk) to ensure that an economic relationship exists between the hedged item and the hedging instrument. The testing determined that the hedge was highly effective throughout the financial reporting period for which the hedge was designated.

The impact of changes in the fair value of interest rate swaps in the 18 months ended October 31, 2018 is shown in the Consolidated statement of comprehensive income. Note 33 shows the derivative financial instruments relating to hedging transactions entered into in the period ended October 31, 2018 (other reserves).

	October 31, 2018	April 30, 2017
	$ ’000	$	’000
Carrying amount	86,381		-
Notional amount (4 x $562.5m)	2,250,000		-
Maturity date	30 September 2022		-
Change in fair value of outstanding hedging instruments	86,381		-
Change in value of hedged item adjusted for credit risk	84,666		-

Foreign exchange risk
The Group’s currency exposures comprise those that give rise to net currency gains and losses to be recognized in the consolidated statement of comprehensive income as well as gains and losses on consolidation, which go to reserves. Such exposures reflect the monetary assets and liabilities of the Group that are not denominated in the operating or functional currency of the operating unit involved and the Group’s investment in net assets in currencies other than US dollar.

Note 33 shows the impact on the consolidated statement of comprehensive income of foreign exchange gains in the 18 months ended October 31, 2018 (12 months ended April 30, 2017: gain ; 12 months ended April 30, 2016: gain).

Sensitivity analysis
The Group’s principal exposures in relation to market risks are the changes in the exchange rates between the US dollar and transactions made in other currencies as well as changes in US Dollar LIBOR interest rates. Foreign exchange exposures for all re-measuring balances are tracked and reported to management.

The key drivers are cash, borrowings and inter-company positions with trade receivables and trade payables having less relative aggregate exposure. As at October 31, 2018, the key aggregate exposures involved the Euro, British Pound, Israeli Shekel and Canadian Dollar. The table below illustrates the sensitivity analysis of the group exposures to movements in currency and interest rates.

	Group exposure			+/-5%		+/-10%	+/-1% interest
Key aggregate currency exposures	$	’000	$	’000	$	’000	$	’000
Euro		377,324		18,866		37,732
GBP		25,436		1,271		2,543
ILS		52,147		2,607		5,214
CAN$		60,468		3,023		6,046
Borrowings Interest rate LIBOR +1%		n/a		n/a		n/a		49,969

Capital risk management
The Group’s objective when managing its capital structures is to minimize the cost of capital while maintaining adequate capital to protect against volatility in earnings and net asset values. The strategy is designed to maximize shareholder return over the long-term.

The only financial covenant attaching to these new facilities relates to the Revolving Facility, which is subject to an aggregate net leverage covenant only in circumstances where more than 35% of the Revolving Facility is outstanding at a fiscal quarter end. The facility was less than 35% drawn at October 31, 2018 and therefore no covenant test is applicable.

The capital structure of the Group at the consolidated statement of financial position date is as follows:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Bank and other borrowings (note 21)		4,845,880		1,561,536
Finance lease obligations (note 22)		28,483		-
Less cash and cash equivalents (note 18)		(620,896)		(150,983)
Total net debt		4,253,467		1,410,553
Total equity		7,791,980		1,613,490
Debt/equity %		54.59%		87.42%